Schedule I - Condensed Financial Information of Dryships Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information Of Parent Company Only Disclosure
Balance Sheets

	2012	2013
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$45619	$81
Restricted cash	52265	232
Due from related parties	21959	21223
Other current assets	327	664

Total current assets	120170	22200

NON CURRENT ASSETS:

Investments in subsidiaries*	5129133	4842130

Total non-current assets	5129133	4842130

Total assets	$5249303	$4864330

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current portion of long term debt	$269436	$820820
Due to subsidiaries*	1472759	1405024
Financial instruments	33633	10289
Due to related parties	4704	51
Other non current liabilities	4433	6596

Total current liabilities	1784965	2242780

NON CURRENT LIABILITIES

Long term debt, net of current portion	601000	-
Financial instruments	16878	8417

Total non-current liabilities	617878	8417

STOCKHOLDER'S EQUITY:	1-	1-
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and 2013; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred stock issued and outstanding at December 31, 2012 and 2013, respectively	1-	1-
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2012 and 2013; 424,762,244 and 432,654,477 shares issued and outstanding at December 31, 2012 and 2013, respectively	4247	4326
Treasury stock; $0.01 par value; 11,000,000 and 21,000,000 shares at December 31, 2012 and 2013, respectively	(110)	(210)
Additional paid-in capital	2837525	2824702
Accumulated other comprehensive loss	-9175	-6062
Retained earnings	13973	-209623

Total stockholders' equity	2846460	2613133

Total liabilities and stockholders' equity	$5249303	$4864330

* Eliminated in consolidation

Statements of Operations

	2011	2012	2013
EXPENSES:
General and administrative expenses	$(42,903)	$(29,408)	$(21,090)
Operating loss	(42,903)	(29,408)	(21,090)

OTHER INCOME / (EXPENSES):
Interest and finance costs	(83,025)	(85,692)	(89,124)
Interest income	658	3,065	226
Loss on interest rate swaps	(27,807)	(9,513)	(774)
Other, net	3,809	672	(430)

Total other (expenses), net	(106,365)	(91,468)	(90,102)

Equity in earnings/(loss) of subsidiaries*	79,140	(125,902)	(112,404)

Net loss	$(70,128)	$(246,778)	$(223,596)

Loss per share basic	(0.21)	(0.65)	(0.58)
Weighted average number of shares, basic	355,144,764	380,159,088	384,063,306
Loss per share diluted	(0.21)	(0.65)	(0.58)
Weighted average number of shares, diluted	355,144,764	380,159,088	384,063,306

* Eliminated in consolidation

Statements of Comprehensive Income/ (loss)

	2011	2012	2013
-Net loss	$(70,128)	$(246,778)	$(223,596)
Other comprehensive income/ (loss):

-Unrealized gain/(loss) on senior notes	(1,350)	2,059	-
-Reclassification of gain associated with Senior Notes to Consolidated Statement of Operations, net	-	(709)	-
-Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	10,077	15,261	-
-Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	281	371	331
-Actuarials gains/ (losses)	(716)	(416)	2,087

Other comprehensive income	$8,292	$16,566	$2,418

Comprehensive loss	$(61,836)	$(230,212)	$(221,178)

Statements of Cash Flows

	2011	2012	2013

Net cash used in Operating activities	$(109,444)	$(86,475)	$(85,042)

Cash Flows from Investing Activities
Investments in subsidiaries	(266,665)	(107,463)	8,515
Restricted cash	3,607	408	52,033

Net cash used in Investing activities	(263,058)	(107,055)	60,548

Cash Flows from Financing Activities
Due to subsidiaries	522,339	131,516	(67,735)
Principal payments of long-term debt	(159,117)	(72,804)	(97,164)
Net proceeds from common stock issuance	-	-	23,438
Net proceeds from sale of shares in subsidiary	-	180,485	122,960
Proceeds from share-lending arrangement	-	-	-	1
Payment of financing cost	-	(439)	(2,543)

Net Cash Provided By Financing Activities	363,222	238,758	(21,044)

Net (decrease) / increase in cash and cash equivalents	(9,280)	45,228	(45,538)
Cash and cash equivalents at beginning of year	9,671	391	45,619

Cash and cash equivalents at end of year	$391	$45,619	$81

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company, during the years ended December 31, 2011, 2012 and 2013, did not receive cash dividends from its subsidiaries.

There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from its subsidiaries through dividends, loans or advances sufficient to satisfy the obligations discussed below that are due on or before December 31, 2014.

The Parent Company is the borrower under the credit facility dated March 31, 2006 and guarantor under the remaining shipping segment's loans outstanding at December 31, 2013 amounting to $174,406.

In November 2009 and April 2010, the Parent Company issued $400,000 and $220,000, respectively, aggregate principal amount of 5% Convertible unsecured Senior Notes (the “Notes”), which are due December 1, 2014. The full over allotment option granted was exercised and an additional $60,000 and $20,000, respectively, Notes were purchased. Accordingly, $460,000 and $240,000, respectively, in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $447,810 and $237,202, respectively, after underwriter commissions.

The principal payments required to be made after December 31, 2013 for the loans discussed above are as follows:

Year ending December 31,	Amount
2014	$874,406

Total principal payments	874,406
Less-Financing fees and equity component of notes	(53,586)
Total debt	$820,820

As of December 31, 2013, the Company was in breach of certain financial covenants, contained in its bank loan agreement. As a result of this non-compliance and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified its bank loan amounting to $174,406 as current at December 31, 2013.

See Note 3 “Going concern” and Note 11 “Long-term Debt” to the consolidated financial statements for further information.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.